UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	1/31/2014

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of January 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.0%
COMMON STOCKS — 97.4%
Airlines — 0.4%
CHC Group Ltd. (Canada)*	1,624,197	$14,422,869

Aluminum — 1.4%
Alcoa, Inc.(a)	62,188	715,784
Constellium NV (Netherlands) (Class A Stock)*	2,051,997	53,167,242

		53,883,026

Coal & Consumable Fuels — 1.7%
CONSOL Energy, Inc.(a)	1,848,211	69,030,681

Construction Materials — 0.4%
Holcim Ltd. (Switzerland)	1,714	124,406
PT Semen Indonesia Persero Tbk (Indonesia)	14,634,551	17,002,107
Taiheiyo Cement Corp. (Japan)	106,128	392,428

		17,518,941

Diversified Metals & Mining — 7.1%
African Rainbow Minerals Ltd. (South Africa)	1,303,662	25,766,348
BHP Billiton Ltd. (Australia), ADR(a)	641,369	41,015,548
First Quantum Minerals Ltd. (Canada)	2,831,421	50,666,865
Freeport-McMoRan Copper & Gold, Inc.	900,963	29,200,211
Glencore Xstrata PLC (Switzerland)	9,175,791	48,379,049
Ivanhoe Mines Ltd. (Canada)*(a)	1,951,939	2,839,184
Ivanhoe Mines Ltd. (Canada) (Class A Stock), 144A*(b)	2,082,400	3,028,945
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,850,769	2,498,538
Rio Tinto PLC (United Kingdom)	11,307	601,401
Rio Tinto PLC (United Kingdom), ADR(a)	1,178,603	62,642,749
Southern Copper Corp.	550,659	15,407,439

		282,046,277

Gold — 2.7%
Agnico Eagle Mines Ltd. (Canada)	7,672	238,446
Alamos Gold, Inc. (Canada)	88,151	808,892
Algold Resources Ltd. (Canada), 144A*(b)	43,790	7,864
AXMIN, Inc. (Canada)*	666,158	23,925
B2Gold Corp. (Canada)*	7,711,525	18,209,931
Eldorado Gold Corp. (Canada)	4,747,675	30,180,506
Goldcorp, Inc. (Canada)	11,489	285,961
Guyana Goldfields, Inc. (Canada), 144A*(b)	3,485,076	7,572,512
Kinross Gold Corp. (Canada)	2,991,653	13,701,771
Newmont Mining Corp.(a)	15,014	324,302
Randgold Resources Ltd. (United Kingdom), ADR(a)	544,628	37,524,869

		108,878,979

Integrated Oil & Gas — 4.9%
Hess Corp.	531,059	40,089,641
Occidental Petroleum Corp.	659,421	57,745,495
Royal Dutch Shell PLC (Netherlands), ADR(a)	5,948	411,007
Suncor Energy, Inc. (Canada)	2,899,552	95,192,292

		193,438,435

Oil & Gas Drilling — 4.8%
Ensco PLC (Class A Stock)	619,345	31,196,408
Helmerich & Payne, Inc.(a)	724,398	63,776,000
Noble Corp. PLC	5,497	170,572
Patterson-UTI Energy, Inc.(a)	1,699,801	43,667,888
Rowan Cos. PLC (Class A Stock) *	1,673,035	52,483,108

		191,293,976

Oil & Gas Equipment & Services — 20.6%
Baker Hughes, Inc.	10,590	599,818
Cameron International Corp.*	2,054,443	123,204,947
Core Laboratories NV	327,999	58,685,581
Dresser-Rand Group, Inc.*	714,764	40,741,548
Dril-Quip, Inc.*	1,213,510	122,030,566
FMC Technologies, Inc.*	1,053,904	52,105,014
Halliburton Co.	2,765,948	135,559,111
National Oilwell Varco, Inc.	1,314,996	98,637,850
Oceaneering International, Inc.	7,679	523,324
Schlumberger Ltd.	1,721,016	150,709,371
Superior Energy Services, Inc.	1,549,613	36,632,851
Technip SA (France)	4,860	414,412
Tenaris SA (Luxembourg), ADR	6,249	277,956
Weatherford International Ltd.*	37,662	509,943

		820,632,292

Oil & Gas Exploration & Production — 44.1%
Africa Oil Corp. (Canada)*(a)	1,878,099	13,844,393
Africa Oil Corp., Reg. D (Canada)*(b)	205,152	1,512,276
Anadarko Petroleum Corp.	1,450,354	117,029,064
Antero Resources Corp.*(a)	377,261	22,160,311
Apache Corp.	6,679	536,057
Athlon Energy, Inc.*	222,702	6,792,411
Bankers Petroleum Ltd. (Canada)*	6,018,658	23,128,939
Bonanza Creek Energy, Inc.*(a)	1,030,204	41,939,605
Cabot Oil & Gas Corp.	14,751	589,745
Canadian Natural Resources Ltd. (Canada)(a)	903,606	29,593,097
Chesapeake Energy Corp.	22,126	595,411
Cimarex Energy Co.	695,710	68,165,666
Cobalt International Energy, Inc.*	1,113,244	18,223,804
Concho Resources, Inc.*	1,181,163	115,505,930
Continental Resources, Inc.*(a)	5,286	582,517
Denbury Resources, Inc.*(a)	4,311,727	69,289,453
Devon Energy Corp.	641,591	37,995,019
EOG Resources, Inc.	786,202	129,912,018
EQT Corp.	6,544	607,349
Genel Energy PLC (United Kingdom)*	714,298	11,539,149
Gulfport Energy Corp.*	624,286	38,050,232
Kodiak Oil & Gas Corp.*	4,497,628	47,719,833
Kosmos Energy Ltd.*	1,771,770	18,320,102
Laredo Petroleum, Inc.*	1,796,786	44,452,486
Lekoil Ltd., Reg. D (Nigeria)*(b)	14,524,211	16,952,195
Marathon Oil Corp.	2,706,415	88,743,348
MEG Energy Corp. (Canada)*	345,256	9,569,520
MEG Energy Corp. (Canada) , 144A*(b)	752,400	20,854,400
Newfield Exploration Co.*	1,230,180	30,471,559
Noble Energy, Inc.	2,400,548	149,626,157
Oil Search Ltd. (Australia)	3,498,521	24,579,564
Pacific Rubiales Energy Corp. (Colombia)	1,532,634	23,297,413
PDC Energy, Inc.*	862,477	43,003,103
Pioneer Natural Resources Co.	248,387	42,056,887
QGEP Participacoes SA (Brazil)	2,467,907	9,101,574
Range Resources Corp.	975,347	84,065,158
Rice Energy, Inc.*	904,138	21,265,326
Rosetta Resources, Inc.*(a)	1,296,312	55,235,854
Sanchez Energy Corp.*(a)	1,287,135	35,383,341
SM Energy Co.	279,508	23,132,082

Southwestern Energy Co.*	1,809,861	73,643,244
Talisman Energy, Inc. (Canada)	2,786,704	29,957,068
Tullow Oil PLC (United Kingdom)	2,533,658	32,798,645
Whiting Petroleum Corp.*	1,397,137	81,564,858
Woodside Petroleum Ltd. (Australia)	13,117	428,989
Zodiac Exploration, Inc. (Canada)*	9,569,891	429,625
Zodiac Exploration, Inc., Reg D (Canada)*(b)	19,575,000	878,788

		1,755,123,565

Oil & Gas Refining & Marketing — 3.8%
Marathon Petroleum Corp.	857,137	74,613,776
Phillips 66	1,019,184	74,492,159

		149,105,935

Oil & Gas Storage & Transportation — 2.7%
Cheniere Energy, Inc.*	1,404,759	61,725,110
Williams Cos., Inc. (The)	1,146,063	46,404,091

		108,129,201

Packaged Foods — 0.3%
Adecoagro SA (Argentina)*	1,446,270	10,861,488

Precious Metals & Minerals — 1.2%
Platinum Group Metals Ltd. (Canada)*(a)	5,674,802	6,526,022
Platmin Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*(b)(c)	523,100	48,936
Silver Wheaton Corp. (Canada)	1,123,354	24,388,015
Tahoe Resources, Inc.*	495,713	8,803,774
Tahoe Resources, Inc., 144A*(b)	506,600	8,997,125

		48,763,872

Specialty Chemicals — 0.1%
Flotek Industries, Inc.*	214,720	4,618,627

Steel — 1.2%
ArcelorMittal (Luxembourg), ADR(a)	33,008	543,972
Nucor Corp.	11,159	539,538
Reliance Steel & Aluminum Co.	685,179	47,928,271

		49,011,781

TOTAL COMMON STOCKS (cost $2,794,210,760)		3,876,759,945

CONVERTIBLE PREFERRED STOCKS — 0.6%
Diversified Metals & Mining
Manabi SA (Class A Preferred) (Brazil), Private Placement (original cost $22,988,745; purchased 05/25/11), 144A*(b)(c)	18,340	17,292,532
Manabi SA (Class B Preferred) (Brazil), Private Placement (original cost $9,262,957; purchased 08/21/12), 144A*(b)(c)	7,336	7,005,960

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $32,251,702)		24,298,492

	Units
RIGHTS*
Oil & Gas Exploration & Production
Trident Resources Corp. CVR, (Canada), Private Placement, expiring 06/30/15 (original cost $0; purchased 06/30/10)(b)(c)	41,616	—

WARRANTS*
Gold
Algold Resources Ltd. (Canada), Private Placement expiring, 6/23/15 (original cost $0; purchased 12/23/13), 144A(b)(c)	21,895	—

Crystallex International Corp. (Canada), Private Placement, expiring 11/04/14 (original cost $0; purchased 10/30/09)(b)(c)	903,650	—

TOTAL WARRANTS (cost $0)		—

TOTAL LONG-TERM INVESTMENTS (cost $2,826,462,462)		3,901,058,437

SHORT-TERM INVESTMENT — 6.8%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $272,998,571; includes $193,708,625 of cash collateral received for securities on loan)(d)(e)	272,998,571	272,998,571

TOTAL INVESTMENTS — 104.8% (cost $3,099,461,033)(f)		4,174,057,008
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.8)%		(192,433,171)

NET ASSETS — 100.0%		$3,981,623,837

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVR	Contingent Value Rights
Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $187,314,207; cash collateral of $193,708,625 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $36,720,845. The aggregate value, $24,347,428, is approximately 0.6% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,154,222,958

Appreciation	1,258,745,639
Depreciation	(238,911,589)

Net Unrealized Appreciation	$1,019,834,050

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Airlines	$14,422,869	$—	$—
Aluminum	53,883,026	—	—
Coal & Consumable Fuels	69,030,681	—	—
Construction Materials	—	17,518,941	—
Diversified Metals & Mining	204,270,534	77,775,743	—
Gold	101,306,467	7,572,512	—
Integrated Oil & Gas	193,438,435	—	—
Oil & Gas Drilling	191,293,976	—	—
Oil & Gas Equipment & Services	820,217,880	414,412	—
Oil & Gas Exploration & Production	1,632,613,954	122,509,611	—
Oil & Gas Refining & Marketing	149,105,935	—	—
Oil & Gas Storage & Transportation	108,129,201	—	—
Packaged Foods	10,861,488	—	—
Precious Metals & Minerals	30,914,037	17,800,899	48,936
Specialty Chemicals	4,618,627	—	—
Steel	49,011,781	—	—
Convertible Preferred Stocks
Diversified Metals & Mining	—	—	24,298,492
Rights	—	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	272,998,571	—	—

Total	$3,906,117,462	$243,592,118	$24,347,428

Notes to the Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2014

*	Print the name and title of each signing officer under his or her signature.